UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income
The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.4%)
Omnicom Group, Inc. (S)	815,000	$34,792,350

Aerospace and Defense (3.2%)
Boeing Co. (The)	699,600	42,752,556
L-3 Communications Holdings, Inc.	290,000	28,620,100
Lockheed Martin Corp.	870,200	90,787,966
Northrop Grumman Corp. (S)	530,000	35,716,700
United Technologies Corp.	854,600	54,677,308
		252,554,630

Automotive (0.6%)
Ford Motor Co. (NON) (S)	8,125,558	39,002,678
Harley-Davidson, Inc. (S)	300,300	11,363,352
		50,366,030

Banking (6.0%)
Bank of America Corp.	4,583,732	150,804,783
PNC Financial Services Group	174,300	12,425,847
U.S. Bancorp	6,555,700	200,669,977
Wells Fargo & Co.	3,820,584	115,649,078
		479,549,685

Beverage (1.5%)
Molson Coors Brewing Co. Class B (S)	1,075,000	58,017,750
Pepsi Bottling Group, Inc. (The) (S)	2,258,900	62,910,365
		120,928,115

Biotechnology (1.0%)
Amgen, Inc. (NON) (S)	1,300,000	81,419,000

Building Materials (0.7%)
Masco Corp. (S)	3,194,100	52,670,709

Chemicals (2.2%)
Celanese Corp. Ser. A	1,030,000	39,685,900
E.I. du Pont de Nemours & Co. (S)	2,580,300	113,042,943
Huntsman Corp.	314,900	4,251,150
Rohm & Haas Co.	232,500	17,437,500
		174,417,493

Communications Equipment (1.0%)
Cisco Systems, Inc. (NON)	1,746,357	38,402,390
Corning, Inc.	895,600	17,920,956
Nokia OYJ ADR (Finland)	995,000	27,183,400
		83,506,746

Computers (1.9%)
EMC Corp. (NON)	2,085,000	31,295,850
Hewlett-Packard Co.	1,070,100	47,940,480
IBM Corp.	586,900	75,111,462
		154,347,792

Conglomerates (3.2%)
3M Co.	580,245	40,843,446
General Electric Co.	3,110,000	87,981,900
Honeywell International, Inc.	939,300	47,754,012
Textron, Inc.	848,400	36,879,948
Tyco International, Ltd. (Bermuda)	984,842	43,884,560
		257,343,866

Consumer Finance (1.6%)
Capital One Financial Corp.	3,047,700	127,576,722

Consumer Goods (5.4%)
Clorox Co. (S)	2,132,066	116,197,597
Colgate-Palmolive Co.	525,000	38,991,750
Energizer Holdings, Inc. (NON) (S)	270,000	19,261,800
Procter & Gamble Co. (The)	3,890,000	254,717,200
		429,168,347

Consumer Services (0.2%)
Service Corporation International (S)	1,498,600	14,341,602

Containers (0.1%)
Crown Holdings, Inc. (NON)	363,500	10,188,905

Electric Utilities (6.1%)

Edison International	2,942,300	142,230,782
Entergy Corp.	550,505	58,859,995
Exelon Corp.	833,423	65,523,716
FirstEnergy Corp. (S)	679,700	49,991,935
PG&E Corp. (S)	3,469,900	133,695,247
Sierra Pacific Resources	1,000,900	11,350,206
Wisconsin Energy Corp.	540,000	24,364,800
		486,016,681

Electrical Equipment (0.7%)
Emerson Electric Co.	815,000	39,690,500
WESCO International, Inc. (NON)	468,400	17,635,260
		57,325,760

Electronics (1.2%)
Avnet, Inc. (NON) (S)	428,500	11,680,910
Intel Corp.	3,449,700	76,548,843
Tyco Electronics, Ltd. (Bermuda) (S)	311,025	10,307,369
		98,537,122

Energy (Oil Field) (0.8%)
Global Industries, Ltd. (NON) (S)	1,860,000	22,208,400
Transocean, Inc. (NON) (S)	307,000	41,761,210
		63,969,610

Financial (3.6%)
Citigroup, Inc.	4,780,380	89,345,302
Fannie Mae	851,740	9,795,010
JPMorgan Chase & Co.	4,654,282	189,103,478
		288,243,790

Food (1.1%)
Kraft Foods, Inc. Class A	2,750,000	87,505,000

Health Care Services (2.4%)
AmerisourceBergen Corp.	1,010,200	42,297,074
Cardinal Health, Inc. (S)	713,032	38,311,209
Health Management Associates, Inc. Class A (NON)	8,320,000	51,168,000
Quest Diagnostics, Inc. (S)	760,000	40,401,600
UnitedHealth Group, Inc.	363,500	10,207,080
WellPoint, Inc. (NON)	198,400	10,406,080
		192,791,043

Homebuilding (0.5%)
Lennar Corp. (S)	1,738,540	21,036,334
Toll Brothers, Inc. (NON) (S)	965,000	19,386,850
		40,423,184

Insurance (7.6%)
ACE, Ltd. (Switzerland)	2,703,900	137,087,730
Allstate Corp. (The)	1,372,700	63,446,194
American International Group, Inc.	3,719,400	96,890,370
Berkshire Hathaway, Inc. Class B (NON)	17,526	67,107,054
Chubb Corp. (The)	605,575	29,091,823
Everest Re Group, Ltd. (Bermuda)	652,120	53,343,416
Genworth Financial, Inc. Class A	5,917,365	94,500,319
Loews Corp.	1,410,000	62,829,600
		604,296,506

Investment Banking/Brokerage (3.1%)
Goldman Sachs Group, Inc. (The)	766,273	141,024,883
Lehman Brothers Holdings, Inc.	2,525,100	43,785,234
Morgan Stanley	1,482,356	58,523,415
		243,333,532

Leisure (0.4%)
Brunswick Corp. (S)	2,452,550	31,637,895

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp. (S)	1,644,158	29,496,195

Machinery (1.0%)
Caterpillar, Inc. (S)	760,000	52,835,200
Parker-Hannifin Corp. (S)	416,533	25,691,755
		78,526,955

Media (1.3%)
Walt Disney Co. (The)	3,330,000	101,065,500

Medical Technology (3.3%)
Baxter International, Inc.	472,700	32,431,947
Boston Scientific Corp. (NON) (S)	4,627,187	55,017,253
Covidien, Ltd.	1,755,342	86,433,040
Hospira, Inc. (NON) (S)	1,140,000	43,502,400
Medtronic, Inc.	850,000	44,905,500
		262,290,140

Metals (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	694,500	67,192,875
Nucor Corp.	391,000	22,373,020
		89,565,895

Oil & Gas (14.5%)
Apache Corp.	532,400	59,719,308
BP PLC ADR (United Kingdom) (S)	1,095,000	67,276,800
Chevron Corp. (S)	1,420,900	120,151,304
ConocoPhillips	440,000	35,912,800
Devon Energy Corp.	560,000	53,138,400
Exxon Mobil Corp.	3,683,295	296,247,415
Marathon Oil Corp.	3,960,000	195,901,200
Nexen, Inc. (Canada)	2,037,300	64,460,172
Occidental Petroleum Corp.	1,510,900	119,104,247
Total SA ADR (France) (S)	1,435,000	109,777,500
Valero Energy Corp.	1,016,800	33,971,288
		1,155,660,434

Pharmaceuticals (5.5%)
Abbott Laboratories	805,000	45,353,700
Eli Lilly & Co.	272,600	12,842,186
Johnson & Johnson	2,435,000	166,724,450
Merck & Co., Inc.	613,100	20,170,990
Pfizer, Inc.	9,729,900	181,657,233
Watson Pharmaceuticals, Inc. (NON)	332,800	9,621,248
		436,369,807

Photography/Imaging (0.1%)
Xerox Corp.	467,000	6,369,880

Publishing (0.1%)
Idearc, Inc. (S)	3,850,175	5,043,729

Railroads (0.2%)
Norfolk Southern Corp.	204,800	14,729,216

Regional Bells (5.7%)
AT&T, Inc.	5,815,000	179,160,150
Qwest Communications International, Inc. (S)	5,829,072	22,325,346
Verizon Communications, Inc.	7,311,459	248,882,064
		450,367,560

Retail (4.3%)
Best Buy Co., Inc. (S)	300,800	11,947,776
Big Lots, Inc. (NON) (S)	561,576	17,105,605
Home Depot, Inc. (The) (S)	2,912,550	69,406,067
JC Penney Co., Inc. (Holding Co.) (S)	860,000	26,513,800
Staples, Inc.	3,252,300	73,176,750
Supervalu, Inc.	421,100	10,788,582
TJX Cos., Inc. (The) (S)	1,770,000	59,666,700
Wal-Mart Stores, Inc. (S)	1,286,600	75,420,492
		344,025,772

Schools (0.2%)
Career Education Corp. (NON) (S)	811,221	14,877,793

Software (2.3%)
Microsoft Corp.	2,585,000	66,486,200
Parametric Technology Corp. (NON)	1,940,436	37,586,245
Symantec Corp. (NON)	3,789,600	79,846,872
		183,919,317

Technology Services (0.4%)
Accenture, Ltd. Class A (Bermuda) (S)	685,000	28,605,600

Telecommunications (0.5%)
Embarq Corp. (S)	171,465	7,847,953
Sprint Nextel Corp. (S)	3,783,055	30,794,068
		38,642,021

Tobacco (0.2%)
Philip Morris International, Inc.	254,700	13,155,255

Toys (0.1%)
Mattel, Inc.	549,300	11,013,465

Waste Management (0.7%)
Republic Services, Inc.	352,700	11,462,750
Waste Management, Inc. (S)	1,249,400	44,403,676
		55,866,426

Total common stocks (cost $7,848,511,501)		$7,836,843,075

CONVERTIBLE BONDS AND NOTES (0.2%)(a) (cost $18,745,812)

	Principal amount	Value

MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	$18,787,000	$14,982,633

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $5,764,096)
	Shares	Value

Ambac Financial Group, Inc. $4.75 cv. pfd.	112,765	$2,681,552

SHORT-TERM INVESTMENTS (13.8%)(a)
	Principal
	amount/shares	Value

Interest in $420,000,000 joint repurchase agreement
dated July 31, 2008 with Deutsche Bank Securities,
Inc. due August 1, 2008 with respect to various U.S.
Government obligations -- maturity value
of $45,202,762 for an effective yield of 2.20%
(collateralized by Fannie Mae securities with coupon
rates ranging from 4.00% to 8.50% and due dates
ranging from March 1, 2011 to August 1, 2038, valued
at $426,310,111)	$45,200,000	$45,200,000
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	986,289,063	985,057,103
Putnam Prime Money Market Fund (e)	69,634,625	69,634,625

Total short-term investments (cost $1,099,891,728)		$1,099,891,728

TOTAL INVESTMENTS

Total investments (cost $8,972,913,137) (b)		$8,954,398,988

NOTES

(a) Percentages indicated are based on net assets of $7,965,003,800.

(b) The aggregate identified cost on a tax basis is $9,114,384,737, resulting in gross unrealized appreciation and depreciation of $997,872,441 and $1,157,858,190, respectively, or net unrealized depreciation of $159,985,749.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $953,860,504. The fund received cash collateral of $985,057,103, which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $407,491 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $630,051,686 and $563,613,197, respectively.

On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Lehman Brothers Holdings Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the fund's positions as of July 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after July 31, 2008.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008